                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2000
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Capital Counsel LLC
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Address:       350 Park Avenue - 11th Floor
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               New York, NY 10022
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terence S. Greene
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Title:    Member
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Phone:    212-350-4520
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Signature, Place, and Date of Signing:

/s/ Terence S. Greene              New York, NY                  May 24, 2000
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -
Form 13F Information Table Entry Total:     85
                                            ---
Form 13F Information Table Value Total:     $506,073
                                            ---------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -

CAPITAL COUNSEL LLC
FORM 13F
March 31, 2000


                               Title                                                                          Voting Authority
                                of                    Value       Shares/    Sh/  Put/  Invstmt  Other     -------------------------
Name of Issuer                 class  CUSIP          (x$1000)     Prn Amt    Prn  Call  Dscretn  Managers  Sole         Shared  None
====================================================================================================================================
3COM CORP                       COM   885535104      4,533        81,500      SH         Sole                81,500
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES             COM   002824100        436        12,400      SH         Sole                12,400
------------------------------------------------------------------------------------------------------------------------------------
ADVO INC                        COM   007585102        230         9,200      SH         Sole                 9,200
------------------------------------------------------------------------------------------------------------------------------------
ALZA CORP                       COM   022615108      4,098       109,100      SH         Sole               109,100
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATL GROUP INC    COM   026874107     15,473       141,303      SH         Sole               141,303
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                       COM   031162100      1,706        27,800      SH         Sole                27,800
------------------------------------------------------------------------------------------------------------------------------------
AMSOUTH BANCORPORATION          COM   032165102        279        18,710      SH         Sole                18,710
------------------------------------------------------------------------------------------------------------------------------------
ASPEN TECHNOLOGY INC            COM   045327103        953        23,600      SH         Sole                23,600
------------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RICHFIELD CO           COM   048825103      3,987        46,906      SH         Sole                46,906
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC                COM   057224107      1,418        46,866      SH         Sole                46,866
------------------------------------------------------------------------------------------------------------------------------------
BELL ATLANTIC CORP              COM   077853109        327         5,350      SH         Sole                 5,350
------------------------------------------------------------------------------------------------------------------------------------
BESTFOODS                       COM   08658U101        426         9,094      SH         Sole                 9,094
------------------------------------------------------------------------------------------------------------------------------------
CIRRUS LOGIC INC                COM   172755100        255        14,000      SH         Sole                14,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                   COM   17275R102      4,209        54,436      SH         Sole                54,436
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                    COM   191216100      5,529       117,805      SH         Sole               117,805
------------------------------------------------------------------------------------------------------------------------------------
COMPAQ COMPUTER CORP            COM   204493100        224         8,310      SH         Sole                 8,310
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC                  COM   204912109     14,605       246,752      SH         Sole               246,752
------------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC                 COM   206197105      4,115       179,400      SH         Sole               179,400
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICONDUCTOR           COM   232806109        418         8,528      SH         Sole                 8,528
------------------------------------------------------------------------------------------------------------------------------------
DALLAS SEMICONDUCTOR CORP       COM   235204104      3,454        94,620      SH         Sole                94,620
------------------------------------------------------------------------------------------------------------------------------------
DANAHER CORP                    COM   235851102      1,247        24,459      SH         Sole                24,459
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP              COM   247025109      1,354        25,100      SH         Sole                25,100
------------------------------------------------------------------------------------------------------------------------------------
DEPOMED INC - WTS               COM   249908112         16        10,000      SH         Sole                10,000
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                  COM   254687106     17,939       434,886      SH         Sole               434,886
------------------------------------------------------------------------------------------------------------------------------------
DST SYS INC                     COM   233326107     13,710       211,158      SH         Sole               211,158
------------------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE NEMOURS & CO     COM   263534109        248         4,681      SH         Sole                 4,681
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP                      COM   268648102      3,471        27,550      SH         Sole                27,550
------------------------------------------------------------------------------------------------------------------------------------
EQUITY OIL CO                   COM   294749106         61        40,000      SH         Sole                40,000
------------------------------------------------------------------------------------------------------------------------------------


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
                             CAPITAL COUNSEL, LLC
                                  FORM 13F
                               March 31, 2000






                                                                                                             VOTING AUTHORITY
                             TITLE OF                 VALUE       SHARES/  SH/  PUT/  INVSTMT   OTHER    ------------------------
    NAME OF ISSUER            CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL  DSCRETN  MANAGERS      SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC CL A        COM   302182100        6,808      162,100   SH         Sole                 162,100
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION         COM   30231g102        2,605       33,419   SH         Sole                  33,419
------------------------------------------------------------------------------------------------------------------------------------
FAIR ISAAC & CO INC             COM   303250104          649       16,700   SH         Sole                  16,700
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN           COM   313586109        2,055       36,330   SH         Sole                  36,330
------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                 COM   319963104       22,019      496,203   SH         Sole                 496,203
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO             COM   369604103        4,077       26,198   SH         Sole                  26,198
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC             COM   375558103          253        4,000   SH         Sole                   4,000
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO                     COM   375766102        6,833      181,300   SH         Sole                 181,300
------------------------------------------------------------------------------------------------------------------------------------
HARTE-HANKS INC                 COM   416196103       31,628    1,394,072   SH         Sole               1,394,072
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                  COM   437076102        1,161       18,000   SH         Sole                  18,000
------------------------------------------------------------------------------------------------------------------------------------
HUBBELL INC CLASS A             COM   443510102          227        8,800   SH         Sole                   8,800
------------------------------------------------------------------------------------------------------------------------------------
HUBBELL INC CLASS B             COM   443510201          935       34,146   SH         Sole                  34,146
------------------------------------------------------------------------------------------------------------------------------------
IMS HEALTH INC                  COM   449934108        7,679      453,400   SH         Sole                 453,400
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                      COM   458140100       94,443      715,816   SH         Sole                 715,816
------------------------------------------------------------------------------------------------------------------------------------
INTL BUSINESS MACHINES CORP     COM   459200101        1,120        9,490   SH         Sole                   9,490
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON               COM   478160104        1,281       18,238   SH         Sole                  18,238
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC            COM   48203R104          373        1,415   SH         Sole                   1,415
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC         COM   549463107          156        2,542   SH         Sole                   2,542
------------------------------------------------------------------------------------------------------------------------------------
MACROMEDIA INC                  COM   556100105          925       10,240   SH         Sole                  10,240
------------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COS            COM   571748102          222        2,010   SH         Sole                   2,010
------------------------------------------------------------------------------------------------------------------------------------
MARSHALL & ILSLEY CORP          COM   571834100          520        9,000   SH         Sole                   9,000
------------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                       COM   55262L100          232        9,112   SH         Sole                   9,112
------------------------------------------------------------------------------------------------------------------------------------
MC GRAW HILL COMPANIES INC      COM   580645109          457       10,036   SH         Sole                  10,036
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC                   COM   585055106          341        6,632   SH         Sole                   6,632
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                  COM   589331107       16,106      259,250   SH         Sole                 259,250
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                  COM   594918104        2,337       21,992   SH         Sole                  21,992
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA MINING & MFG CO       COM   604059105        1,147       12,948   SH         Sole                  12,948
------------------------------------------------------------------------------------------------------------------------------------

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
                              CAPITAL COUNSEL, LLC
                                    FORM 13F
                                 March 31, 2000

                                                                                                            VOTING AUTHORITY
                                                                                                      ---------------------------
                            TITLE                    VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER
    NAME OF ISSUER         OF CLASS       CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
NORTHERN TRUST CORP           COM      665859104      1,020     15,100   SH          Sole                15,100
--------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                   COM      713448108      9,829    281,846   SH          Sole               281,846
--------------------------------------------------------------------------------------------------------------------------------
PLANTRONICS INC NEW           COM      727493108      1,929     20,700   SH          Sole                20,700
--------------------------------------------------------------------------------------------------------------------------------
PRESIDENTIAL LIFE CORP        COM      740884101        687     50,000   SH          Sole                50,000
--------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO           COM      742718109        652     11,534   SH          Sole                11,534
--------------------------------------------------------------------------------------------------------------------------------
PROLOGIS TR SH BEN INT        COM      743410102        325     16,900   SH          Sole                16,900
--------------------------------------------------------------------------------------------------------------------------------
SANMINA CORP                  COM      800907107        904     13,380   SH          Sole                13,380
--------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP          COM      806605101        379     10,200   SH          Sole                10,200
--------------------------------------------------------------------------------------------------------------------------------
SILICONIX INC                 COM      827079203        272      2,859   SH          Sole                 2,859
--------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP                COM      834182107     63,007  1,570,260   SH          Sole             1,570,260
--------------------------------------------------------------------------------------------------------------------------------
STATE STREET CORP             COM      857477103     66,914    690,726   SH          Sole               690,726
--------------------------------------------------------------------------------------------------------------------------------
STRYKER CORP                  COM      863667101      1,130     16,200   SH          Sole                16,200
--------------------------------------------------------------------------------------------------------------------------------
SYKES ENTERPRISES INC         COM      871237103      8,817    462,550   SH          Sole               462,550
--------------------------------------------------------------------------------------------------------------------------------
THOMAS & BETTS CORP           COM      884315102        455     16,100   SH          Sole                16,100
--------------------------------------------------------------------------------------------------------------------------------
TRANSACTION SYS ARCHITECTS    COM      893416107        907     31,400   SH          Sole                31,400
--------------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO                    COM      896047107        219      6,000   SH          Sole                 6,000
--------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW             COM      902124106      3,164     63,128   SH          Sole                63,128
--------------------------------------------------------------------------------------------------------------------------------
UNIGRAPHICS SOLUTIONS INC     COM      904928108      1,685     57,000   SH          Sole                57,000
--------------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL SERVICE         COM      911312106      1,940     30,800   SH          Sole                30,800
--------------------------------------------------------------------------------------------------------------------------------
US ONCOLOGY INC COM           COM      90338W103        808    179,500   SH          Sole               179,500
--------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                   COM      931422109        208      8,064   SH          Sole                 8,064
--------------------------------------------------------------------------------------------------------------------------------
XILINX INC                    COM      983919101     15,966    192,800   SH          Sole               192,800
--------------------------------------------------------------------------------------------------------------------------------
ELSEVIER N V SPONSORED ADR    ADR      290259100        291     14,000   SH          Sole                14,000
--------------------------------------------------------------------------------------------------------------------------------
REUTERS GROUP PLC ADR         ADR      76132M102      9,235     77,361   SH          Sole                77,361
--------------------------------------------------------------------------------------------------------------------------------
SAP AKTIENGESELLSCHAFT ADR    ADR      803054204      1,595     26,700   SH          Sole                26,700
--------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD COM          ADR      806857108      1,082     14,150   SH          Sole                14,150
--------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO S A
  ADR CV                      ADR      879403780        266      4,000   SH          Sole                 4,000
--------------------------------------------------------------------------------------------------------------------------------
VODAFONE AIRTOUCH PLC ADR     ADR      92857T107        808     14,540   SH          Sole                14,540
--------------------------------------------------------------------------------------------------------------------------------


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
                              CAPITAL COUNSEL, LLC
                                    FORM 13F
                                 March 31, 2000


                                                                                                            VOTING AUTHORITY
                                                                                                      ---------------------------
                            TITLE                    VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER
    NAME OF ISSUER         OF CLASS       CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
NORTHERN INTL GROWTH
  EQUITY FD                           665162509        170   11,895.39   SH          Sole             11,895.39
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY                84                   505,976
------------------------------------------------------------------------------------------------------------------------------------


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